Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Communication Services: 2.8%
16,751	(1)	AMC Networks, Inc.	$340,046	0.2
7,386		ATN International, Inc.	284,878	0.1
15,957		Cogent Communications Holdings, Inc.	832,317	0.4
55,594		Entravision Communications Corp.	220,708	0.1
14,758	(1)	Integral Ad Science Holding Corp.	106,848	0.1
11,830	(1)	Iridium Communications, Inc.	524,897	0.3
9,306	(1)	Ooma, Inc.	114,464	0.1
6,208	(1)	PubMatic, Inc.	103,239	0.0
37,318	(1)	QuinStreet, Inc.	391,839	0.2
22,770		Scholastic Corp.	700,405	0.3
16,058		Shutterstock, Inc.	805,630	0.4
21,712		Telephone & Data Systems, Inc.	301,797	0.1
22,197	(1)	Yelp, Inc.	752,700	0.4
6,928	(1)	ZipRecruiter, Inc.	114,312	0.1
			5,594,080	2.8

		Consumer Discretionary: 12.1%
11,565	(1)	Abercrombie & Fitch Co. - Class A	179,836	0.1
34,174		Academy Sports & Outdoors, Inc.	1,441,459	0.7
17,409	(1)	Accel Entertainment, Inc.	135,964	0.1
57,903	(1)	American Axle & Manufacturing Holdings, Inc.	395,477	0.2
29,147	(1),(2)	AMMO, Inc.	85,401	0.0
7,225	(1)	Asbury Automotive Group, Inc.	1,091,697	0.5
2,724	(1)	Autonation, Inc.	277,494	0.1
21,880	(1)	Beazer Homes USA, Inc.	211,580	0.1
5,735	(2)	Big Lots, Inc.	89,523	0.0
28,040		Bloomin Brands, Inc.	513,973	0.3
10,330	(1)	Boot Barn Holdings, Inc.	603,892	0.3
2,115		Boyd Gaming Corp.	100,780	0.0
14,744	(1)	Brinker International, Inc.	368,305	0.2
23,192		Buckle, Inc.	734,259	0.4
660	(1)	Cavco Industries, Inc.	135,802	0.1
23,563	(1)	Century Casinos, Inc.	154,573	0.1
2,410		Century Communities, Inc.	103,100	0.0
18,727		Cheesecake Factory	548,327	0.3
68,117	(1)	Chico's FAS, Inc.	329,686	0.2
26,987	(1)	Conn's, Inc.	191,068	0.1
1,931	(1)	CROCS, Inc.	132,582	0.1
13,975		Dana, Inc.	159,734	0.1
13,475	(1)	Dave & Buster's Entertainment, Inc.	418,129	0.2
1,343	(2)	Dick's Sporting Goods, Inc.	140,531	0.1
11,467		Dine Brands Global, Inc.	728,843	0.4
5,584	(1)	Dorman Products, Inc.	458,558	0.2
24,920	(1)	El Pollo Loco Holdings, Inc.	222,286	0.1
9,463	(1)	Genesco, Inc.	372,085	0.2
10,469	(1)	Gentherm, Inc.	520,623	0.3
42,394	(1)	G-III Apparel Group Ltd.	633,790	0.3
18,668	(1)	Golden Entertainment, Inc.	651,327	0.3
6,548		Group 1 Automotive, Inc.	935,513	0.5
7,154	(2)	Guess?, Inc.	104,949	0.1
4,337		Harley-Davidson, Inc.	151,275	0.1
11,464		Installed Building Products, Inc.	928,469	0.5
11,841	(2)	International Game Technology PLC	187,088	0.1
5,665		Jack in the Box, Inc.	419,607	0.2
989		LCI Industries	100,344	0.0
16,268	(1)	Liquidity Services, Inc.	264,518	0.1
13,936	(1)	M/I Homes, Inc.	504,901	0.2
20,884	(1)	MarineMax, Inc.	622,134	0.3
8,368	(1)	Motorcar Parts of America, Inc.	127,361	0.1
16,988		Movado Group, Inc.	478,722	0.2
3,031	(1)	National Vision Holdings, Inc.	98,962	0.0
8,264		Oxford Industries, Inc.	741,942	0.4
7,365		Patrick Industries, Inc.	322,882	0.2
17,489	(1)	Perdoceo Education Corp.	180,137	0.1
51,169	(1)	Playa Hotels & Resorts NV	297,804	0.1
8,343		Red Rock Resorts, Inc.	285,831	0.1
7,610		Rent-A-Center, Inc.	133,251	0.1
8,234	(1)	Shake Shack, Inc.	370,365	0.2
20,830		Shoe Carnival, Inc.	446,595	0.2
2,530		Signet Jewelers Ltd.	144,691	0.1
3,089	(1)	Sleep Number Corp.	104,439	0.1
5,516	(2)	Sonic Automotive, Inc.	238,843	0.1
19,134	(1)	Sonos, Inc.	265,963	0.1
12,400		Standard Motor Products, Inc.	403,000	0.2
8,033	(1)	Taylor Morrison Home Corp.	187,330	0.1
59,135	(1)	Tri Pointe Homes, Inc.	893,530	0.4
10,948	(1)	Tupperware Brands Corp.	71,709	0.0
12,306	(1)	Under Armour, Inc. - Class A	81,835	0.0
28,871	(1)	Vista Outdoor, Inc.	702,143	0.3
16,332		Wendy's Company	305,245	0.1
16,921		Winnebago Industries	900,366	0.4
24,591	(1)	Zumiez, Inc.	529,444	0.3
			24,661,872	12.1

		Consumer Staples: 4.9%
11,148	(1)	Central Garden & Pet Co. - CENT	401,774	0.2
1,075		Coca-Cola Consolidated, Inc.	442,610	0.2
12,858		Edgewell Personal Care Co.	480,889	0.2
16,657	(1)	elf Beauty, Inc.	626,636	0.3
18,430		Fresh Del Monte Produce, Inc.	428,313	0.2
5,364	(1)	Herbalife Nutrition Ltd.	106,690	0.0
66,585	(1)	Hostess Brands, Inc.	1,547,435	0.8

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
6,240		Ingles Markets, Inc.	$494,270	0.2
1,752		Inter Parfums, Inc.	132,206	0.1
5,999		Medifast, Inc.	650,052	0.3
15,638	(1)	Natures Sunshine Prods, Inc.	128,857	0.1
3,542		Nu Skin Enterprises, Inc.	118,197	0.1
41,479	(1)	Simply Good Foods Co/The	1,326,913	0.7
20,429		SpartanNash Co.	592,850	0.3
5,002	(1)	TreeHouse Foods, Inc.	212,185	0.1
11,800		Turning Point Brands, Inc.	250,514	0.1
13,077	(1)	United Natural Foods, Inc.	449,457	0.2
6,443	(1)	USANA Health Sciences, Inc.	361,130	0.2
101,233		Vector Group Ltd.	891,863	0.4
12,863	(1)	Vital Farms, Inc.	153,970	0.1
67,954	(1)	Whole Earth Brands, Inc.	260,943	0.1
			10,057,754	4.9

		Energy: 5.0%
95,997		Archrock, Inc.	616,301	0.3
12,949	(1)	Bristow Group, Inc.	304,172	0.1
20,446		Civitas Resources, Inc.	1,173,396	0.6
13,548		CONSOL Energy, Inc.	871,407	0.4
3,875		Delek US Holdings, Inc.	105,167	0.0
12,191	(1)	Green Plains, Inc.	354,392	0.2
41,282	(1)	Helix Energy Solutions Group, Inc.	159,348	0.1
12,946		Helmerich & Payne, Inc.	478,614	0.2
1,921	(1)	Laredo Petroleum, Inc.	120,735	0.1
1,926	(1)	Nabors Industries Ltd.	195,393	0.1
3,971		Northern Oil and Gas, Inc.	108,845	0.1
48,475	(1)	Oceaneering International, Inc.	385,861	0.2
40,299		Patterson-UTI Energy, Inc.	470,692	0.2
29,827	(1)	PBF Energy, Inc.	1,048,717	0.5
17,572		Plains GP Holdings L.P.	191,711	0.1
48,156	(1)	ProPetro Holding Corp.	387,656	0.2
7,588		Ranger Oil Corp.	238,643	0.1
10,225	(1)	SandRidge Energy, Inc.	166,770	0.1
41,300		SM Energy Co.	1,553,293	0.8
30,269	(1)	US Silica Holdings, Inc.	331,446	0.2
37,066		World Fuel Services Corp.	868,827	0.4
			10,131,386	5.0

		Financials: 18.7%
21,501		Amalgamated Financial Corp.	484,848	0.2
31,283		American Equity Investment Life Holding Co.	1,166,543	0.6
26,020		Apollo Commercial Real Estate Finance, Inc.	215,966	0.1
8,973		Artisan Partners Asset Management, Inc.	241,643	0.1
2,443		Assured Guaranty Ltd.	118,363	0.1
36,990		Banc of California, Inc.	590,730	0.3
16,125	(1)	Bancorp, Inc.	354,427	0.2
9,033		Banner Corp.	533,670	0.3
12,574		Baycom Corp.	221,051	0.1
8,994		BCB Bancorp, Inc.	151,369	0.1
41,209		Berkshire Hills Bancorp, Inc.	1,125,006	0.5
18,639		Brightsphere Investment Group, Inc.	277,907	0.1
55,259		BrightSpire Capital, Inc.	348,684	0.2
80,597		Brookline Bancorp, Inc.	938,955	0.5
17,456	(1)	Carter Bankshares, Inc.	281,042	0.1
41,259		Central Pacific Financial Corp.	853,649	0.4
10,476		Civista Bancshares, Inc.	217,482	0.1
46,373		Columbia Banking System, Inc.	1,339,716	0.7
1,795		Community Bank System, Inc.	107,844	0.0
9,817	(1)	Consumer Portfolio Services, Inc.	71,370	0.0
4,561		CVB Financial Corp.	115,485	0.1
6,351	(1)	Donnelley Financial Solutions, Inc.	234,796	0.1
33,553		Eastern Bankshares, Inc.	658,981	0.3
18,832	(1)	Encore Capital Group, Inc.	856,479	0.4
20,837	(1)	Enova International, Inc.	609,899	0.3
4,083		Enterprise Financial Services Corp.	179,815	0.1
6,243		Esquire Financial Holdings, Inc.	234,425	0.1
59,479	(1)	Ezcorp, Inc.	458,583	0.2
5,755		Financial Institutions, Inc.	138,523	0.1
106,586		First BanCorp. Puerto Rico	1,458,096	0.7
3,137		First BanCorp. Southern Pines NC	114,751	0.0
17,234		First Financial Bancorp.	363,293	0.2
3,295		First Financial Corp.	148,901	0.1
26,656		First Foundation, Inc.	483,540	0.2
4,742		First Hawaiian, Inc.	116,795	0.1
20,449		First of Long Island Corp.	352,541	0.2
250,190	(1)	Genworth Financial, Inc.	875,665	0.4
68,440		Granite Point Mortgage Trust, Inc.	440,754	0.2
11,625		Hancock Whitney Corp.	532,541	0.3
38,498		Hanmi Financial Corp.	911,633	0.4
10,317		Heartland Financial USA, Inc.	447,345	0.2
4,909		HomeTrust Bancshares, Inc.	108,489	0.0
1,605		Independent Bank Corp.	119,621	0.1
14,265		International Bancshares Corp.	606,262	0.3
1,371		Investors Title Co.	193,311	0.1
4,579		James River Group Holdings Ltd.	104,447	0.0
7,417		Jefferies Financial Group, Inc.	218,801	0.1
57,739		KKR Real Estate Finance Trust, Inc.	938,259	0.5
40,320		Ladder Capital Corp.	361,267	0.2

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
12,233		MFA Financial, Inc.	$95,173	0.0
16,802		MGIC Investment Corp.	215,402	0.1
36,329	(1)	Mr Cooper Group, Inc.	1,471,324	0.7
7,778		Navient Corp.	114,259	0.0
42,034		OFG Bancorp	1,056,314	0.5
4,538	(1)	Palomar Holdings, Inc.	379,921	0.2
16,066		Peapack-Gladstone Financial Corp.	540,621	0.3
5,685		Piper Sandler Cos	595,447	0.3
2,746		Popular, Inc.	197,877	0.1
7,051		Provident Financial Services, Inc.	137,494	0.1
24,415		Ready Capital Corp.	247,568	0.1
2,738		Red River Bancshares, Inc.	135,339	0.1
95,540		Redwood Trust, Inc.	548,400	0.3
5,030		Regional Management Corp.	141,041	0.1
33,218		Rithm Capital Corp.	243,156	0.1
25,446		S&T Bancorp, Inc.	745,822	0.4
26,623		Seacoast Banking Corp. of Florida	804,813	0.4
1,689		ServisFirst Bancshares, Inc.	135,120	0.1
24,191		Southside Bancshares, Inc.	855,394	0.4
18,108		Starwood Property Trust, Inc.	329,928	0.2
17,421		Stewart Information Services Corp.	760,252	0.4
21,343		TPG RE Finance Trust, Inc.	149,401	0.1
17,936		TrustCo Bank Corp. NY	563,549	0.3
7,290		UMB Financial Corp.	614,474	0.3
55,255		United Community Banks, Inc./GA	1,828,941	0.9
16,196		United Fire Group, Inc.	465,311	0.2
5,062		Unity Bancorp, Inc.	127,107	0.1
42,294		Universal Insurance Holdings, Inc.	416,596	0.2
13,432		Unum Group	521,162	0.3
4,447		Virtus Investment Partners, Inc.	709,385	0.3
15,840		Westamerica Bancorp.	828,274	0.4
			37,998,428	18.7

		Health Care: 12.6%
13,106	(1)	Acadia Pharmaceuticals, Inc.	214,414	0.1
7,648	(1)	Addus HomeCare Corp.	728,395	0.4
44,281	(1)	Allscripts Healthcare Solutions, Inc.	674,400	0.3
16,463	(1)	AMN Healthcare Services, Inc.	1,744,419	0.9
4,785	(1)	Amphastar Pharmaceuticals, Inc.	134,458	0.1
1,755	(1)	Apellis Pharmaceuticals, Inc.	119,866	0.1
2,622	(1)	Apollo Medical Holdings, Inc.	102,258	0.0
7,073	(1)	Arcus Biosciences, Inc.	185,030	0.1
35,730	(1)	Avanos Medical, Inc.	778,199	0.4
17,902	(1)	AxoGen, Inc.	213,392	0.1
4,252	(1)	Axonics, Inc.	299,511	0.1
28,062	(1)	Berkeley Lights, Inc.	80,257	0.0
4,003	(1)	Blueprint Medicines Corp.	263,758	0.1
27,863	(1)	Cara Therapeutics, Inc.	260,798	0.1
21,436	(1)	Catalyst Pharmaceuticals, Inc.	275,024	0.1
50,933	(1)	Coherus Biosciences, Inc.	489,466	0.2
24,055	(1)	Computer Programs & Systems, Inc.	670,653	0.3
10,930		Conmed Corp.	876,258	0.4
20,979	(1)	Cross Country Healthcare, Inc.	595,174	0.3
2,406	(1),(2)	Cutera, Inc.	109,714	0.1
10,333	(1)	Cytokinetics, Inc.	500,634	0.2
16,197		Embecta Corp.	466,312	0.2
8,025	(1)	Enanta Pharmaceuticals, Inc.	416,257	0.2
2,989		Ensign Group, Inc.	237,625	0.1
6,294	(1)	Exelixis, Inc.	98,690	0.0
13,496	(1)	Fulcrum Therapeutics, Inc.	109,183	0.1
12,072	(1),(2)	Fulgent Genetics, Inc.	460,185	0.2
2,258	(1)	Glaukos Corp.	120,216	0.1
7,761	(1)	Harmony Biosciences Holdings, Inc.	343,735	0.2
10,631	(1)	Health Catalyst, Inc.	103,121	0.1
537	(1)	Inspire Medical Systems, Inc.	95,248	0.0
8,933	(1)	Integer Holdings Corp.	555,901	0.3
61,136	(1)	Ironwood Pharmaceuticals, Inc.	633,369	0.3
22,136	(1)	Joint Corp./The	347,756	0.2
43,423	(1)	Jounce Therapeutics, Inc.	101,610	0.0
10,772	(1)	Kiniksa Pharmaceuticals Ltd.	138,312	0.1
14,520	(1)	Lantheus Holdings, Inc.	1,021,192	0.5
44,143	(1)	MacroGenics, Inc.	152,735	0.1
4,947	(1)	Meridian Bioscience, Inc.	155,979	0.1
21,190	(1)	Merit Medical Systems, Inc.	1,197,447	0.6
33,750	(1)	Myriad Genetics, Inc.	643,950	0.3
135,209	(1)	Nektar Therapeutics	432,669	0.2
27,161	(1)	NeoGenomics, Inc.	233,856	0.1
38,742	(1)	NextGen Healthcare, Inc.	685,733	0.3
7,033	(1)	OptimizeRx Corp.	104,229	0.1
28,800	(1)	Orthofix Medical, Inc.	550,368	0.3
35,326		Owens & Minor, Inc.	851,357	0.4
4,154		Patterson Cos., Inc.	99,779	0.0
28,081	(1)	Prestige Consumer Healthcare, Inc.	1,399,276	0.7
10,740	(1)	Quanterix Corp.	118,355	0.1
11,951	(1)	REGENXBIO, Inc.	315,865	0.2
776	(1)	Shockwave Medical, Inc.	215,782	0.1
8,331	(1)	SI-BONE, Inc.	145,459	0.1
19,083	(1)	Sight Sciences, Inc.	121,177	0.1
27,315	(1)	Supernus Pharmaceuticals, Inc.	924,613	0.5
3,694	(1)	SurModics, Inc.	112,298	0.1
12,969	(1)	Tactile Systems Technology, Inc.	101,028	0.0

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
2,916	(1)	Tandem Diabetes Care, Inc.	$139,531	0.1
25,675	(1)	TG Therapeutics, Inc.	151,996	0.1
62,331	(1)	Vanda Pharmaceuticals, Inc.	615,830	0.3
24,209	(1)	Varex Imaging Corp.	511,778	0.3
14,220	(1)	Vir Biotechnology, Inc.	274,162	0.1
17,545	(1)	Xencor, Inc.	455,819	0.2
14,174	(1)	Y-mAbs Therapeutics, Inc.	204,389	0.1
			25,480,250	12.6

		Industrials: 15.4%
5,275	(1)	AAR Corp.	188,951	0.1
678		Acuity Brands, Inc.	106,765	0.0
8,112		AECOM	554,617	0.3
2,512	(1)	Aerojet Rocketdyne Holdings, Inc.	100,455	0.0
10,979		Alta Equipment Group, Inc.	120,879	0.1
21,732		Apogee Enterprises, Inc.	830,597	0.4
17,532		Applied Industrial Technologies, Inc.	1,801,939	0.9
14,022		ArcBest Corp.	1,019,820	0.5
6,281	(1)	Atlas Air Worldwide Holdings, Inc.	600,275	0.3
21,409		AZZ, Inc.	781,643	0.4
3,687		Barnes Group, Inc.	106,481	0.0
3,704	(1)	BlueLinx Holdings, Inc.	230,018	0.1
18,136		Boise Cascade Co.	1,078,367	0.5
5,606		Cadre Holdings, Inc.	134,880	0.1
28,707	(1)	CIRCOR International, Inc.	473,378	0.2
4,365		Comfort Systems USA, Inc.	424,845	0.2
51,802	(1)	CoreCivic, Inc.	457,930	0.2
20,643	(1)	DXP Enterprises, Inc.	488,826	0.2
2,539		Eagle Bulk Shipping, Inc.	109,634	0.1
7,020		Encore Wire Corp.	811,091	0.4
12,579		EnPro Industries, Inc.	1,068,963	0.5
7,625	(1)	Evoqua Water Technologies Corp.	252,159	0.1
15,262		Exponent, Inc.	1,338,020	0.7
1,271		Franklin Electric Co., Inc.	103,853	0.0
9,781		Genco Shipping & Trading Ltd.	122,556	0.1
16,755	(1)	Gibraltar Industries, Inc.	685,782	0.3
24,226	(1)	GMS, Inc.	969,282	0.5
28,101		Heidrick & Struggles International, Inc.	730,345	0.4
3,654		Hillenbrand, Inc.	134,175	0.1
31,155		Interface, Inc.	280,083	0.1
6,263		John Bean Technologies Corp.	538,618	0.3
29,829		Kelly Services, Inc.	405,376	0.2
3,638		Kforce, Inc.	213,369	0.1
28,937		Korn Ferry	1,358,592	0.7
27,247	(1)	Manitowoc Co., Inc./The	211,164	0.1
25,326		Marten Transport Ltd.	485,246	0.2
6,167		Matson, Inc.	379,394	0.2
2,087		Moog, Inc.	146,820	0.1
22,953	(1)	MRC Global, Inc.	165,032	0.1
17,972		Mueller Industries, Inc.	1,068,256	0.5
11,655	(1)	MYR Group, Inc.	987,528	0.5
54,807	(1)	NOW, Inc.	550,810	0.3
7,318	(1)	NV5 Global, Inc.	906,115	0.4
16,069	(1)	PGT Innovations, Inc.	336,806	0.2
37,447		Pitney Bowes, Inc.	87,252	0.0
13,282	(1)	Proto Labs, Inc.	483,863	0.2
60,200	(1)	Resideo Technologies, Inc.	1,147,412	0.6
11,213		Resources Connection, Inc.	202,619	0.1
684	(1)	Saia, Inc.	129,960	0.1
21,018	(1)	Skywest, Inc.	341,753	0.2
13,154		Tennant Co.	743,990	0.4
17,441	(1)	Thermon Group Holdings, Inc.	268,766	0.1
14,417	(1)	Titan International, Inc.	175,022	0.1
7,911	(1)	Titan Machinery, Inc.	223,565	0.1
5,849	(1)	TriNet Group, Inc.	416,566	0.2
10,066		Trinity Industries, Inc.	214,909	0.1
19,543	(1)	Triumph Group, Inc.	167,874	0.1
29,521	(1)	TrueBlue, Inc.	563,261	0.3
2,432		UFP Industries, Inc.	175,493	0.1
6,450		Unifirst Corp.	1,085,084	0.5
6,436	(1)	Veritiv Corp.	629,248	0.3
1,363		Watts Water Technologies, Inc.	171,370	0.1
794	(1)	Wesco International, Inc.	94,788	0.0
2,976	(1)	WillScot Mobile Mini Holdings Corp.	120,022	0.1
			31,302,552	15.4

		Information Technology: 12.2%
98,106	(1),(2)	8x8, Inc.	338,466	0.2
14,716		A10 Networks, Inc.	195,281	0.1
22,142		ADTRAN Holdings, Inc.	433,540	0.2
15,851		Advanced Energy Industries, Inc.	1,227,026	0.6
2,378	(1)	Alarm.com Holdings, Inc.	154,237	0.1
6,783	(1)	Allegro MicroSystems, Inc.	148,209	0.1
43,874	(1)	Arlo Technologies, Inc.	203,575	0.1
15,296	(1)	Avid Technology, Inc.	355,785	0.2
13,309	(1)	Axcelis Technologies, Inc.	805,993	0.4
5,949		Benchmark Electronics, Inc.	147,416	0.1
16,102	(1)	Box, Inc.	392,728	0.2
1,913	(1)	Calix, Inc.	116,961	0.1
5,887	(1)	Cambium Networks Corp.	99,608	0.0
52,616	(1)	Casa Systems, Inc.	164,688	0.1
28,901	(1)	Ceva, Inc.	758,073	0.4
36,995	(1)	Cohu, Inc.	953,731	0.5
22,996		CSG Systems International, Inc.	1,216,029	0.6
9,148	(1)	Digi International, Inc.	316,246	0.2
19,400	(1)	Diodes, Inc.	1,259,254	0.6
5,695	(1)	Domo, Inc.	102,453	0.0
11,210	(1)	DZS, Inc.	126,673	0.1
15,122	(1)	ePlus, Inc.	628,168	0.3
28,115		EVERTEC, Inc.	881,405	0.4

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
4,787	(1)	ExlService Holdings, Inc.	$705,412	0.3
75,408	(1)	Extreme Networks, Inc.	985,583	0.5
1,367	(1)	Fabrinet	130,480	0.1
19,076	(1)	Flex Ltd.	317,806	0.2
100,301	(1),(2)	Infinera Corp.	485,457	0.2
16,912	(1)	Insight Enterprises, Inc.	1,393,718	0.7
12,428	(1)	Itron, Inc.	523,343	0.3
9,713	(1)	KnowBe4, Inc.	202,128	0.1
17,048		Kulicke & Soffa Industries, Inc.	656,859	0.3
24,696	(1)	MaxLinear, Inc.	805,584	0.4
25,034	(1)	Mitek Systems, Inc.	229,311	0.1
9,909	(1)	Netgear, Inc.	198,576	0.1
17,062	(1)	Onto Innovation, Inc.	1,092,821	0.5
9,440		PC Connection, Inc.	425,650	0.2
6,572	(1)	PDF Solutions, Inc.	161,211	0.1
16,894	(1)	Photronics, Inc.	246,990	0.1
13,816	(1)	Pure Storage, Inc. - Class A	378,144	0.2
2,257	(1)	Qualys, Inc.	314,603	0.1
80,881	(1)	Ribbon Communications, Inc.	179,556	0.1
2,828	(1)	Sanmina Corp.	130,314	0.1
25,410	(1)	Scansource, Inc.	671,078	0.3
1,660	(1)	Sprout Social, Inc.	100,729	0.0
14,870	(1)	SPS Commerce, Inc.	1,847,300	0.9
7,830	(1)	Ultra Clean Holdings, Inc.	201,623	0.1
32,758	(1)	Unisys Corp.	247,323	0.1
3,247		Universal Display Corp.	306,355	0.1
42,566	(1)	Viavi Solutions, Inc.	555,486	0.3
30,036	(1)	Zuora, Inc.	221,666	0.1
			24,740,651	12.2

		Materials: 5.4%
9,930		AdvanSix, Inc.	318,753	0.2
43,850		American Vanguard Corp.	819,995	0.4
11,206	(1)	Arconic Corp.	190,950	0.1
7,176	(1)	ATI, Inc.	190,953	0.1
1,148		Balchem Corp.	139,574	0.1
20,185		Carpenter Technology Corp.	628,561	0.3
14,650		Compass Minerals International, Inc.	564,465	0.3
52,179		FutureFuel Corp.	315,161	0.1
11,065		Haynes International, Inc.	388,603	0.2
13,141		HB Fuller Co.	789,774	0.4
8,458	(1)	Ingevity Corp.	512,809	0.2
12,846		Innospec, Inc.	1,100,517	0.5
3,125		Kaiser Aluminum Corp.	191,719	0.1
28,925		Koppers Holdings, Inc.	601,062	0.3
27,671	(1)	Livent Corp.	848,116	0.4
5,351		Mativ Holdings, Inc.	118,150	0.1
16,184		Minerals Technologies, Inc.	799,651	0.4
34,776		Myers Industries, Inc.	572,761	0.3
109,841		SunCoke Energy, Inc.	638,176	0.3
7,788		Sylvamo Corp.	264,013	0.1
36,659	(1)	TimkenSteel Corp.	549,518	0.3
23,588		Tronox Holdings PLC	288,953	0.1
6,459		Valhi, Inc.	162,508	0.1
			10,994,742	5.4

		Real Estate: 6.6%
7,780		Agree Realty Corp.	525,772	0.3
38,006		Alexander & Baldwin, Inc.	630,140	0.3
64,651	(1)	Anywhere Real Estate, Inc.	524,320	0.3
34,878	(1)	Chatham Lodging Trust	344,246	0.2
33,098	(1)	Cushman & Wakefield PLC	378,972	0.2
327,442		Diversified Healthcare Trust	324,200	0.2
70,534		Essential Properties Realty Trust, Inc.	1,371,886	0.7
5,467		First Industrial Realty Trust, Inc.	244,976	0.1
37,358		Getty Realty Corp.	1,004,557	0.5
45,445		Global Net Lease, Inc.	483,989	0.2
18,373		Highwoods Properties, Inc.	495,336	0.2
7,965		iStar, Inc.	73,756	0.0
855	(1)	Jones Lang LaSalle, Inc.	129,165	0.1
10,898		Kilroy Realty Corp.	458,915	0.2
2,756		Lamar Advertising Co.	227,342	0.1
73,151		Outfront Media, Inc.	1,111,164	0.5
51,332		Paramount Group, Inc.	319,798	0.2
45,218		Piedmont Office Realty Trust, Inc.	477,502	0.2
34,493		RE/MAX Holdings, Inc.	652,263	0.3
78,881		Retail Opportunity Investments Corp.	1,085,403	0.5
28,078		SITE Centers Corp.	300,715	0.2
104,738		Uniti Group, Inc.	727,929	0.4
20,874		Urstadt Biddle Properties, Inc.	323,756	0.2
58,003		Whitestone REIT	490,705	0.2
46,496		Xenia Hotels & Resorts, Inc.	641,180	0.3
			13,347,987	6.6

		Utilities: 2.0%
5,599		American States Water Co.	436,442	0.2
9,747		Avista Corp.	361,126	0.2
1,891		California Water Service Group	99,637	0.1
6,920		Chesapeake Utilities Corp.	798,499	0.4
11,685		National Fuel Gas Co.	719,212	0.4
1,333		NextEra Energy Partners L.P.	96,389	0.0
14,740		Northwest Natural Holding Co.	639,421	0.3
14,341		Unitil Corp.	666,139	0.3
23,123		Via Renewables, Inc.	159,780	0.1
			3,976,645	2.0

	Total Common Stock
	(Cost $209,860,734)		198,286,347	97.7

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
RIGHTS: –%
		Health Care: –%
7,651	(1),(3),(4)	Aduro Biotech, Inc. - CVR	$–	–

		Total Rights
		(Cost $–)	–	–

WARRANTS: 0.1%
		Energy: 0.1%
1,219	(1)	Chord Energy Corp.	77,406	0.1
645	(1)	Nabors Industries Ltd.	11,707	0.0

		Total Warrants
		(Cost $37,789)	89,113	0.1

		Total Long-Term Investments
		(Cost $209,898,523)	198,375,460	97.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
		Repurchase Agreements: 0.9%
831,080	(5)	MUFG Securities America Inc., Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $831,288, collateralized by various U.S. Government Agency Obligations, 2.000%-5.000%, Market Value plus accrued interest $847,702, due 09/01/28-09/01/52)	831,080	0.4
1,000,000	(5)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $1,000,250, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,020,000, due 08/15/25-08/20/52)	1,000,000	0.5

		Total Repurchase Agreements
		(Cost $1,831,080)	1,831,080	0.9

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.8%
3,740,000	(6)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.930%
		(Cost $3,740,000)	$3,740,000	1.8

		Total Short-Term Investments
		(Cost $5,571,080)	5,571,080	2.7

		Total Investments in Securities (Cost $215,469,603)	$203,946,540	100.5
		Liabilities in Excess of Other Assets	(1,022,857)	(0.5)
		Net Assets	$202,923,683	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2022, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2022.

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$198,286,347	$–	$–	$198,286,347
Rights	–	–	–	–
Warrants	89,113	–	–	89,113
Short-Term Investments	3,740,000	1,831,080	–	5,571,080
Total Investments, at fair value	$202,115,460	$1,831,080	$–	$203,946,540
Liabilities Table
Other Financial Instruments+
Futures	$(567,243)	$–	$–	$(567,243)
Total Liabilities	$(567,243)	$–	$–	$(567,243)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2022, Voya Index Plus SmallCap Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech, Inc. - CVR	10/6/2020	$–	$–
		$–	$–

At September 30, 2022, the following futures contracts were outstanding for Voya Index Plus SmallCap Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	54	12/16/22	$4,508,460	$(567,243)
			$4,508,460	$(567,243)

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $215,795,428.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$20,684,947
Gross Unrealized Depreciation	(33,101,078)

Net Unrealized Depreciation	$(12,416,131)